Income Taxes - Distributions Paid to Shareholders (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Ordinary income	$ 0	$ 53,166
Capital gains	0	0
Total	$ 0	$ 53,166
Dividends | Interest Related Dividends | Dividend Concentration Risk
Investment Company, Changes in Net Assets [Line Items]
Composition, percent of fair value		100.00%